111 West Monroe Street Chicago, IL 60603-4080 T 312.845.3000 F 312.701.2361 www.chapman.com

May 26, 2016

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Smart Trust 248 (the “Fund”)

(CIK# 1668470)

Ladies and Gentlemen:

Transmitted herewith on behalf of Hennion & Walsh, Inc. (the “Sponsor”), sponsor, depositor and principal underwriter of the Fund, is the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Securities Act”) of units representing the ownership of interests in the Fund.

The Fund consists of one unit investment trust, Smart Trust, Smart Ten Trust, Series 5 (the “Trust”), which will invest in a portfolio of equity securities. While we believe that the Trust is able to rely on Rule 487 under the Securities Act so that the Registration Statement would become effective without review by the staff of the Securities and Exchange Commission (the “Commission”), the staff has requested the Sponsor submit this registration statement for review because it has been a number of years since the last series that included hypothetical strategy performance information. Were it not for this request, it is our opinion that the Registration Statement will not contain disclosures which would render it ineligible to become effective pursuant to Rule 487. Accordingly, we request limited review of the Registration Statement to the extent necessary to satisfy the request of the staff of the Commission.

This Registration Statement presents past hypothetical performance information for the non-discretionary Trust strategy under “Hypothetical Back-Tested Performance Information” and related disclosures under “Investment Summary—Principal Risk Considerations” and “Risk Considerations—Strategy Correlation Risk”. This presentation of past hypothetical performance information and the related disclosures are substantially similar to the presentation and related disclosures in similar unit investment trusts of other unit investment trust sponsors that have been previously reviewed and declared effective by the Commission.

We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared effective on July 26, 2016, or as soon as possible thereafter. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the Investment

Company Act of 1940 File No. 811-21429 for Smart Trust, Tax Free Bond Trust, et al. are intended to apply to this series of the Fund.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP

Chapman and Cutler LLP